Organization and Principal Activities - Schedule of Principal Subsidiaries and Consolidated Affiliated Entities (Details)		12 Months Ended
	Aug. 15, 2017	Dec. 31, 2018
InfoUniversal
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Aug. 15, 2017
Place of incorporation		Hong Kong
Percentage of direct or indirect economic ownership	100.00%	100.00%
Quyun WFOE
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Oct. 13, 2017
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Dianguan
Subsidiary Or Equity Method Investee [Line Items]
Date of acquisition		Feb. 02, 2018
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
QTT Asia
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Apr. 10, 2018
Place of incorporation		British Virgin Islands(“BVI”)
Percentage of direct or indirect economic ownership		100.00%
Zhicao WFOE
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Dec. 04, 2018
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Jifen
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Jan. 10, 2012
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Churun VIE
Subsidiary Or Equity Method Investee [Line Items]
Date of acquisition		Nov. 01, 2018
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Big Rhinoceros Horn VIE
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Nov. 09, 2018
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Xike
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Jul. 14, 2016
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Tuile
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Jul. 14, 2016
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Zhangduan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Mar. 31, 2017
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%
Qukandian
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Apr. 13, 2017
Place of incorporation		PRC
Percentage of direct or indirect economic ownership		100.00%